Performance Management - Opportunistic Trader ETF	Apr. 04, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-855-994-4773. Interim information on the Fund’s results can be obtained by visiting www.opportunistictraderetf.com.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.opportunistictraderetf.com
Performance Availability Phone [Text]	1-855-994-4773